Significant Accounting Judgments and Estimates	12 Months Ended
Dec. 31, 2024
Significant Accounting Judgments and Estimates [Abstract]
SIGNIFICANT ACCOUNTING JUDGMENTS AND ESTIMATES
NOTE 4:	SIGNIFICANT ACCOUNTING JUDGMENTS AND ESTIMATES

The preparation of the consolidated financial statements requires Management to undertake judgments, estimates and assumptions about recognition and measurement of assets, liabilities, income and expenses. These judgments and estimates are based on Management’s best knowledge of the events or circumstances and actions the Company may take in the future. The actual results may differ from these assumptions and estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to assumptions and estimates are recognized in the period in which the assumption or estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods. Information about the significant judgments, estimates and assumptions that have the most significant effect on the recognition and measurement of assets, liabilities, income and expenses are discussed below.

a.	Judgements

Revenue recognition

There is currently no specific guidance for cryptocurrencies under IFRS Accounting Standards. However, judgement is still required due to the particular characteristics of mining cryptocurrencies. The Company applies judgement to account for the revenue recognition from the sale of computational power used for hashing calculations. In the event that new guidance is issued by the International Accounting Standards Board, the Company may be required to change its accounting policies, which could have a material effect on the Company’s financial statements.

Digital assets

There is currently no specific guidance for cryptocurrencies under IFRS Accounting Standards. However, judgement is still required due to the particular characteristics of holding cryptocurrencies. The Company applies judgement to account for the subsequent remeasurement of cryptocurrencies held under IAS 38, Intangible Assets. In the event that new guidance is issued by the International Accounting Standards Board, the Company may be required to change its accounting policies, which could have a material effect on the Company’s financial statements.

b.	Estimates and assumptions

Leases

The application of IFRS 16 requires the Company to make judgments and estimates that affect the valuation of the lease liabilities and the valuation of ROU assets. These include the determination of contracts in scope of IFRS 16 for the lease term for discounting future cash flows.

The Company determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease if it is reasonably certain not to be exercised. The Company has the option under some of its leases to lease the assets for additional terms of three to ten years. The Company applies judgement in evaluating whether it is reasonably certain to exercise the option to renew and it considers all relevant factors that create an economic incentive for it to exercise the renewal.

After the commencement date, the Company reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its ability to exercise (or not to exercise) the option to renew (e.g., a change in business strategy). The Company includes the renewal period as part of the lease term for leases of most data centers due to the significance of those assets to its operations. The Company has not included renewal periods for data centers when the lease term exceeds 10 years from the commencement of the lease.

Property, plant and equipment and intangible assets

Estimates of useful lives, residual values and methods of depreciation are reviewed annually. Any changes based on additional available information are accounted for prospectively as a change in accounting estimate.

During the first quarter of 2024, in connection with the replacement of older Miners following the Company’s transformative fleet upgrade as described in Note 12, the Company reviewed and adjusted the useful lives, residual values and method of depreciation of older Miners that will be replaced by the new fleet in 2024. For these Miners, the depreciation was accelerated to bring the book value to the estimated recoverable value at the time they are expected to be replaced. The residual values were adjusted to reflect the expected proceeds from the eventual sale and the depreciation method was modified from sum-of-years to straight-line method.

During the fourth quarter of 2024, as part of the Company’s annual review of its estimates used to account for property, plant and equipment, the Company reassessed the depreciation method, the useful life and the residual values of the Miners. As a result of rapid improvements in mining hardware technology, the Company modified the useful life of the Miners from 5 to 3 years and the depreciation method from sum-of-years to the straight-line. The residual values of the Miners remained nil.

In addition, the depreciation method of mining-related equipment was modified from the original sum-of-years to the straight-line method. The useful life and the residual values remained unchanged.

All these modifications represent changes in accounting estimates and were applied prospectively. Refer to Note 12 - Property, Plant and Equipment.

Impairment and reversal of impairment of non-financial assets

Management exercises significant judgement in estimating the inputs used to determine the value in use of its equipment and construction prepayments, property, plant and equipment, right-of-use assets and intangible assets. When there is any indication that any tangible and intangible assets other than goodwill have incurred an impairment loss, the determination of the recoverable amount of such tangible and intangible assets other than goodwill requires Management to estimate cash flows expected to arise from those assets and a suitable discount rate in order to calculate the present value in a manner described above for goodwill.

Contingent Liability

Contingent liability is an existing condition, situation, or set of circumstances involving uncertainty as to a possible loss that will ultimately be resolved when one or more future events occur or fail to occur. The Company is party to various legal proceedings, claims, and regulatory, tax or government inquiries and investigations that arise in the ordinary course of business. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company, with assistance from its legal counsels, evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought. A provision for legal claims against the Company is recorded when the Company has a present legal or constructive obligation as a result of past events, and that is more likely than not to be settled with an outflow of economic resources that can be measured reliably.

Measurement of Financial Instruments

The fair value of financial instruments that are not traded in an active market is determined using valuation techniques. The Company uses its judgement to select a variety of methods and make assumptions that are mainly based on market conditions existing at the end of each reporting period. The Company used a combination of the Monte Carlo valuation technique and the Black-Scholes model to calculate the fair value for embedded derivatives (redemption option of BTC).

The Monte Carlo method relies on computational algorithm that uses repeated random sampling to obtain the likelihood of a range of results of occurring to simulate the future price of BTC. Management exercises significant judgement in considering the input values and selecting the probability distribution used in the Monte Carlo method to estimate the possible outcomes of an uncertain event.

The Black-Scholes model is used to value each redemption option of BTC, taking into account the option’s maturity date, expected future price, the exercise price, time to maturity, BTC volatility and the risk-free interest rate.